Summary of Significant Accounting Policies - Estimated Useful Life of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2018
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	48 months
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	217 months
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	48 months
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	34 months
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	94 months
Intellectual property and other rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	24 months
Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	55 months
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization period of definite lived intangible assets	Indefinite useful life